Other Expenses - Summary of other expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Operating Expense [Abstract]
Changes in contingent consideration		S/ 20,927
Derecognition of other assets	S/ 2,112
Loss on disposal of intangibles			S/ 1,028
Other expense	S/ 2,112	S/ 20,927	S/ 1,028